Harbor Ares Systematic Multi-Sector Income ETF Investment Strategy - Harbor Ares Systematic Multi-Sector Income ETF	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	The Fund invests primarily in fixed income instruments, including fixed income derivative instruments such as credit default swaps and U.S. Treasury futures. The Fund may invest in exchange-traded funds to manage aggregate portfolio exposures. The Fund may also invest in the securities of foreign issuers, including emerging market bonds. The Fund may invest a majority of its assets in below investment-grade corporate bonds, commonly referred to as “high yield” or “junk” bonds, or unrated securities that Ares Systematic Credit Limited (the “Subadvisor”) considers to be of an equivalent credit quality. The Subadvisor determines whether a bond is rated below investment grade using a composite rating calculated by assigning a numerical value to those ratings of Moody’s, S&P and Fitch which are available for the bond and averaging those amounts to determine the rating. The Subadvisor follows a systematic investment process based on the testing of investment hypotheses using historical data. The Subadvisor’s portfolio management team retains discretion with respect to all investment decisions. The Subadvisor’s investment process utilizes proprietary quantitative models to produce investment recommendations. The Subadvisor generates proprietary insights based on its experience and reasoned intuition to form an investment hypothesis. Using historical market data, the Subadvisor back-tests each investment hypothesis to determine whether actual observations appear consistent with the hypothesis over time. The Subadvisor’s back-testing process involves the development of research parameters, internal peer review, and consideration of a wide range of analyses. Insights are weighted in the Subadvisor’s models according to their deemed strength in predicting returns, as determined by the Subadvisor through this testing process. In managing the Fund, the Subadvisor will rely on market timing insights, which form the basis of asset allocation decisions between corporate credit and interest rate markets and assess metrics such as market expectations for growth and credit default rates. In addition, the Fund will rely on the Subadvisor’s insights that seek to target idiosyncratic company and security specific risk by assessing metrics such as company strength, company outlook, and credit spreads. The Subadvisor’s models consider data from multiple sources, including macroeconomic and issuer-specific information such as default rates, risk appetite, and earnings expectations. As part of its investment process with respect to each corporate bond portfolio investment, the Subadvisor may consider environmental, social and governance (“ESG”) factors that it believes may have an impact on an issuer and the value of its securities. The Subadvisor expects that a majority of the Fund’s total returns will be generated from coupon income and from asset allocation decisions. Positions are sized based on an optimization which aims to effectively translate the insights gleaned from the Subadvisor’s proprietary models into portfolio positions. The Subadvisor’s optimization process seeks to maximize total returns while minimizing expected risk and transaction costs with an aim to manage volatility and drawdown risks. The Subadvisor conducts performance measurement to seek to validate the accuracy of the investment process through both insight and decision attribution, with the aim of achieving continuous improvement over time. Duration/Maturity: Duration is one of the characteristics that may be considered in the investment process. The Fund does not focus on bonds with any particular duration or maturity and does not seek to maintain the maturity of the Fund’s portfolio in any particular range. Credit Quality: Under normal market conditions, the Fund may invest the majority of its assets in below investment-grade debt securities, commonly referred to as “high yield” or “junk” bonds, in addition to investment-grade securities. As such, the Fund’s weighted average portfolio quality varies from time to time, depending on the level of assets allocated to such securities. The Subadvisor does not seek to actively invest in defaulted securities.